Document and Entity Information - USD ($)	12 Months Ended
	Jun. 28, 2015	Aug. 07, 2015	Dec. 26, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jun. 28, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	STRT
Current Fiscal Year End Date	--06-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 286,128,000
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding		3,593,278